Organization and Summary of Significant Accounting Policies - Change in Estimated Fair Value of Preferred Stock Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Balance, beginning	$ 563	$ 682	$ 682	$ 622	$ 666
Change in fair value recorded in other income (expense), net	(500)	(82)	(119)	60	(44)
Exercises	(57)
Conversion of preferred stock warrant to common stock warrants and reclassification to permanent equity	(6)
Balance, ending		$ 600	$ 563	$ 682	$ 622